Benefit Obligations Benefit Obligations (Narrative) (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Funded status of multiemployer plan percentage	100.00%	100.00%	100.00%
Multiemployer plan contribution by Company, percentage, less than	5.00%	5.00%